DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Convertible Redeemable Preferred Stock
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of convertible redeemable preferred stock and stockholders’ deficit for the twelve months ended December 31, 2022:

Recapitalization
Cash – SWAG trust and cash, net of redemptions	58,841
Cash – PIPE equity financing	1,052
Less: Transaction and advisory fees paid in cash	(54,409)
Less: Cash election consideration paid in cash at the Closing Date	(4,109)

Net proceeds from Business Combination	1,375
Plus: Issuance of common stock to settle certain transaction costs	3,588
Less: non-cash items charged against additional paid-in capital	(17,510)
Less: Deferred cash election consideration (Note 9)	(9,198)

Net contributions from Business Combination and PIPE equity financing	(21,745)

Schedule of Common Shares Outstanding
The number of shares of Common Stock outstanding immediately following the consummation of the Business Combination was as follows:

Number of Shares
SWAG Common Stock, outstanding prior to the Business Combination	28,509,835
Less: Redemption of SWAG shares	(17,021,595)

SWAG Common Stock	11,488,240
Shares issued in PIPE equity financing	517,079
Shares issued to financial advisors to settle transaction and issuance costs	407,500

Business Combination and PIPE equity financing shares	12,412,819
Nogin shares	54,281,476

Total shares of common stock immediately after Business Combination	66,694,295